LVIP U.S. Growth Allocation Managed Risk Fund
Schedule of Investments
March 31, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–95.05%
INVESTMENT COMPANIES–95.05%
Equity Funds–66.78%
Lincoln Variable Insurance Products Trust-
†✧✧LVIP Baron Growth Opportunities Fund	702,945	$ 39,350,148
✧✧LVIP MFS Value Fund	4,214,636	174,886,316
✧✧LVIP SSGA Mid-Cap Index Fund	2,462,307	30,173,107
✧✧LVIP SSGA S&P 500 Index Fund	11,407,323	218,940,751
✧✧LVIP SSGA Small-Cap Index Fund	1,143,657	35,184,625
✧✧LVIP SSGA Small-Mid Cap 200 Fund	2,870,231	34,847,470
✧✧LVIP T. Rowe Price Growth Stock Fund	3,807,501	175,796,114
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	1,750,580	48,515,593
✧✧LVIP Wellington Mid-Cap Value Fund	1,798,537	46,733,186
		804,427,310
Fixed Income Funds–26.22%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Delaware Bond Fund	5,530,050	74,744,153
LVIP JPMorgan High Yield Fund	2,033,462	21,603,503
LVIP PIMCO Low Duration Bond Fund	3,481,032	34,817,279
LVIP SSGA Bond Index Fund	9,316,326	104,277,633
LVIP SSGA Short-Term Bond Index Fund	480,198	4,899,947
LVIP Western Asset Core Bond Fund	7,696,717	75,466,307
		315,808,822
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Equity Fund–2.05%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	2,545,079	$ 24,717,812
		24,717,812
Total Affiliated Investments (Cost $1,034,729,438)		1,144,953,944

UNAFFILIATED INVESTMENTS–4.97%
INVESTMENT COMPANIES–4.97%
Equity Fund–2.14%
Oppenheimer Main Street Small Cap Fund VA Non-Service Shares	1,129,291	25,759,124
		25,759,124
Money Market Fund–2.83%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.39%)	34,147,251	34,147,251
		34,147,251
Total Unaffiliated Investments (Cost $58,827,782)		59,906,375

TOTAL INVESTMENTS–100.02% (Cost $1,093,557,220)	1,204,860,319
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(206,868)
NET ASSETS APPLICABLE TO 110,897,655 SHARES OUTSTANDING–100.00%	$1,204,653,451

† Non-income producing.
✧✧ Standard Class shares.

LVIP U.S. Growth Allocation Managed Risk Fund–1

LVIP U.S. Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2019:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contract:
339	U.S. Treasury 5 yr Notes	$39,265,734	$38,964,084	6/28/19	$301,651	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2019.

Summary of Abbreviations:
S&P–Standard & Poor’s
VA–Variable Annuity
yr–Year
See accompanying notes.
LVIP U.S. Growth Allocation Managed Risk Fund–2

LVIP U.S. Growth Allocation Managed Risk Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP U.S. Growth Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$1,144,953,944	$—	$—	$1,144,953,944
Unaffiliated Investment Companies	59,906,375	—	—	59,906,375
Total Investments	$1,204,860,319	$—	$—	$1,204,860,319
Derivatives:
Assets:
Futures Contracts	$301,651	$—	$—	$301,651
There were no Level 3 investments at the beginning or end of the period.
LVIP U.S. Growth Allocation Managed Risk Fund–3

LVIP U.S. Growth Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2019, were as follows:
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/19	Number of Shares 03/31/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-95.05%@
Equity Funds-66.78%@
†,✧✧LVIP Baron Growth Opportunities Fund	$34,059,607	$1,973,959	$3,331,364	$(212,675)	$6,860,621	$39,350,148	702,945	$—	$—
✧✧LVIP MFS Value Fund	158,904,129	9,021,116	12,964,290	(1,124,175)	21,049,536	174,886,316	4,214,636	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	—	29,949,080	45,063	(252)	269,342	30,173,107	2,462,307	—	—
✧✧LVIP SSGA S&P 500 Index Fund	169,989,367	33,606,625	8,050,781	(1,026,089)	24,421,629	218,940,751	11,407,323	—	—
✧✧LVIP SSGA Small-Cap Index Fund	31,426,681	1,820,756	2,546,472	(416,236)	4,899,896	35,184,625	1,143,657	—	—
✧✧LVIP SSGA Small-Mid Cap 200 Fund	42,325,561	3,615,864	15,685,615	(1,972,521)	6,564,181	34,847,470	2,870,231	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	159,369,378	9,021,116	17,619,856	(1,247,391)	26,272,867	175,796,114	3,807,501	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	50,775,579	2,751,842	14,287,055	(35,347)	9,310,574	48,515,593	1,750,580	—	—
✧✧LVIP Wellington Mid-Cap Value Fund	50,225,490	2,751,843	12,895,807	(485,710)	7,137,370	46,733,186	1,798,537	—	—
Fixed Income Funds-26.22%@
✧✧LVIP Delaware Bond Fund	75,769,576	3,991,726	7,596,962	(425,210)	3,005,023	74,744,153	5,530,050	—	—
✧✧LVIP JPMorgan High Yield Fund	19,695,829	1,359,339	903,840	(60,809)	1,512,984	21,603,503	2,033,462	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	32,771,747	3,114,181	1,467,459	(31,352)	430,162	34,817,279	3,481,032	—	—
✧✧LVIP SSGA Bond Index Fund	96,785,738	8,962,416	4,305,698	(203,615)	3,038,792	104,277,633	9,316,326	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	4,572,060	453,472	204,132	73	78,474	4,899,947	480,198	—	—
✧✧LVIP Western Asset Core Bond Fund	73,396,351	3,904,820	4,830,425	(212,019)	3,207,580	75,466,307	7,696,717	—	—
Global Equity Fund-2.05%@
✧✧LVIP BlackRock Global Real Estate Fund	21,292,375	1,285,514	1,001,221	(42,226)	3,183,370	24,717,812	2,545,079	—	—
Total	$1,021,359,468	$117,583,669	$107,736,040	$(7,495,554)	$121,242,401	$1,144,953,944		$—	$—

@ As a percentage of Net Assets as of March 31, 2019.
† Non-income producing.
✧✧ Standard Class shares.
LVIP U.S. Growth Allocation Managed Risk Fund–4

LVIP U.S. Growth Allocation Managed Risk Fund
Notes (continued)
4. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund–5